Offerings - Offering: 1	Aug. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 377,355,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,112.73
Offering Note	(1) Calculated as the aggregate maximum purchase price based upon the net asset value per share as of July 31, 2026 of $16.40 and the offer to purchase up to 23,241,811 shares. (2) Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026 dated August 25, 2025.